Revenue - Summary of Annual Service Fees and Regulatory Compliance Fees (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disaggregation Of Revenue [Line Items]
Gross revenue	$ 141.8	$ 180.5	$ 341.2	$ 335.5
Annual Service Fees and Regulatory Compliance Fees
Disaggregation Of Revenue [Line Items]
Gross revenue	3.4	2.9	6.8	5.8
Amount of These Fees Included in Deferred Revenue at Beginning of Period
Disaggregation Of Revenue [Line Items]
Gross revenue	$ 1.7	$ 1.4	$ 2.8	$ 2.7